Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2024
Earnings Per Share [Abstract]
Schedule of computation of basic earnings per share	The computation of basic earnings per share is presented as follows:

	December 31,
	2022	2023	2024
Net income	$172,554	$77,351	$97,376
Less preferred dividend attributable to preferred shareholders	8,978	8,000	8,000
Net income available to common shareholders	$163,576	$69,351	$89,376
Weighted average number of shares, basic and diluted	120,653,507	113,619,092	107,576,009
Earnings per share in U.S. Dollars, basic and diluted	$1.36	$0.61	$0.83